Fair Value Measurements (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Dec. 31, 2012
Financial assets:
Held to maturity securities	$ 65,631
Non-covered loans, net	3,678,406		3,481,405		3,148,987
Covered loans	840,898		1,005,308
Broker-dealer and clearing organization receivables	190,764		119,317		145,564
FDIC indemnification asset	175,114	188,736	188,291	185,680
Financial liabilities:
Broker-dealer and clearing organization payables	227,891		129,678		187,990
Level 1
Financial assets:
Cash and cash equivalents	688,785		746,023
Level 2
Financial assets:
Held to maturity securities	65,631
Non-covered loans, net	356,907		281,712
Broker-dealer and clearing organization receivables	190,764		119,317		145,564
Other assets	42,383		43,946		59,094
Financial liabilities:
Deposits	6,160,913		6,722,909		4,698,848
Broker-dealer and clearing organization payables	227,891		129,678		187,990
Short-term borrowings	1,187,193		342,087		728,250
Debt	115,856		114,671		217,092
Other liabilities	2,834		3,362		4,400
Level 3
Financial assets:
Non-covered loans, net	3,346,987		3,119,319		3,148,987
Covered loans	902,588		997,371
FDIC indemnification asset	175,114		188,291
Other assets	21,460		22,109
Total Fair Value
Financial assets:
Cash and cash equivalents	688,785		746,023
Held to maturity securities	65,631
Non-covered loans, net	3,703,894		3,401,031		3,148,987
Covered loans	902,588		997,371
Broker-dealer and clearing organization receivables	190,764		119,317		145,564
FDIC indemnification asset	175,114		188,291
Other assets	63,843		66,055		59,094
Financial liabilities:
Deposits	6,160,913		6,722,909		4,698,848
Broker-dealer and clearing organization payables	227,891		129,678		187,990
Short-term borrowings	1,187,193		342,087		728,250
Debt	115,856		114,671		217,092
Other liabilities	2,834		3,362		4,400
Carrying Amount
Financial assets:
Cash and cash equivalents	688,785		746,023
Held to maturity securities	65,275
Non-covered loans, net	3,678,406		3,481,405		3,148,987
Covered loans	840,898		1,005,308
Broker-dealer and clearing organization receivables	190,764		119,317		145,564
FDIC indemnification asset	175,114		188,291
Other assets	63,843		66,055		59,094
Financial liabilities:
Deposits	6,155,310		6,722,019		4,700,461
Broker-dealer and clearing organization payables	227,891		129,678		187,990
Short-term borrowings	1,187,193		342,087		728,250
Debt	122,596		123,339		208,551
Other liabilities	$ 2,834		$ 3,362		$ 4,400